Property, Plant and Equipment and right of use assets	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Property, Plant and Equipment and right of use assets

Note 9 - Property, Plant and Equipment and right of use assets:

2022

	Computers and office equipment	Right-of-use asset	Machinery and equipment	Buildings and greenhouses	Total
	NIS in thousands
Cost
Balance as of January 1, 2022	3,961	27,115	8,123	58,798	97,997
Acquisitions as part of business combination	165	-	22	1,747	1,934
Additions during the year	2,687	6,655	7,460	9,587	26,389
Balance as of December 31, 2022	6,813	33,770	15,605	70,132	126,320

Less accumulated depreciation
Balance as of January 1, 2022	729	3,146	1,358	6,255	11,488
Additions during the year	761	4,218	1,773	4,947	11,699
Balance as of December 31, 2022	1,490	7,364	3,131	11,202	23,187

Property, plant and equipment, net, as of December 31, 2022	5,323	26,406	12,474	58,930	103,133

2021

	Computers and office equipment	Right-of-use asset	Machinery and equipment	Buildings and greenhouses	Total
	NIS in thousands
Cost
Balance as of January 1, 2021	904	4,996	3,391	48,274	57,565
Acquisitions as part of business combination	1,230	2,660	341	2,036	6,267
Additions during the year	1,827	19,459	4,391	8,488	34,165
Balance as of December 31, 2021	3,961	27,115	8,123	58,798	97,997

Less accumulated depreciation
Balance as of January 1, 2021	160	869	527	2,539	4,095
Additions during the year	569	2,277	831	3,716	7,393
Balance as of December 31, 2021	729	3,146	1,358	6,255	11,488

Property, plant and equipment, net, as of December 31, 2021	3,232	23,969	6,765	52,543	86,509

Intercure Ltd.

Notes to the Consolidated Financial Statements